SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total revenues	$ 98,773	$ 72,102	$ 42,554
Total cost of revenues	98,899	64,609	38,406
Total other income	2,102	526	441
Total bad debt (reversal) expense			409
Total other expense	9	170	6
Loss from operations	(10,576)	(1,834)	(809)
Total assets	38,006	17,114
Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	98,773	72,483	48,156
Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	98,899	65,677	44,535
Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	2,102	1,334	2,577
Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	12,543	20,571	9,583
Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt (reversal) expense		(141)	4,550
Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense	9	170	6
Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(10,576)	(12,460)	(7,940)
Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	38,006	17,114
Sale of tile products [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues		381	5,602
Sale of tile products [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues		1,068	6,129
Sale of tile products [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income		808	2,117
Sale of tile products [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses		458	3,763
Sale of tile products [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt (reversal) expense		(141)	4,959
Sale of tile products [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense
Sale of tile products [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations		(196)	(7,132)
Sale of tile products [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets
Consulting income and software [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	164	1,009	1,882
Consulting income and software [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	189	1,958	1,905
Consulting income and software [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	545	12	18
Consulting income and software [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	303	1,035	686
Consulting income and software [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt (reversal) expense			148
Consulting income and software [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense	9		5
Consulting income and software [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	208	(1,972)	(847)
Livestreaming e-commerce [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	98,609	71,093	40,672
Livestreaming e-commerce [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	98,710	62,651	36,501
Livestreaming e-commerce [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	1,256	50	338
Livestreaming e-commerce [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	1,236	8,514	3,740
Livestreaming e-commerce [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt (reversal) expense			(557)
Livestreaming e-commerce [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense			1
Livestreaming e-commerce [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(80)	(23)	1,327
Livestreaming e-commerce [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	4,514	1,903
Other segment [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Other	301	464	104
Other segment [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	11,004	10,564	1,394
Other segment [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense		170
Other segment [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(10,704)	(10,269)	$ (1,289)
Other segment [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	13,948	7,980
Business management and consulting [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	$ 19,544	$ 7,231